Deposits - Summary of Maturity of Time Deposits (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Summary of the maturity of time deposits [Abstract]
2024	$ 888,776
2025	15,105
2026	7,779
2027	3,399
2028	2,984
2029 and thereafter	28
Total	$ 918,071